Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	PIPE Investors	Gores Guggenheim, Inc.	Share capital	Share capital PIPE Investors	Share capital Gores Guggenheim, Inc.	Other contributed capital	Other contributed capital PIPE Investors	Other contributed capital Gores Guggenheim, Inc.	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2021	$ (183,524)			$ (1,865,909)			$ (35,231)			$ 15,927	$ 1,701,689
Net loss	479,017										479,017
Other comprehensive income (loss)	(431)									(431)
Total comprehensive loss	478,586			0			0			(431)	479,017
Merger with Gores Guggenheim Inc.
Changes in the consolidated group	(1,512)			1,846,472			(1,846,472)				(1,512)
Issuance of Volvo Cars Preference Shares	(588,826)			(589)			(588,237)
Issuance to Convertible Note holders	0			(43)			43
Issuance of shares		$ (250,000)	$ (522,107)		$ (265)	$ (822)		$ (249,735)	$ (521,285)
Listing expense	(372,318)						(372,318)
Transaction costs	38,903						38,903
Earn-out rights	1,500,638										1,500,638
Equity-settled share-based payment	(9,909)			(9)			(9,900)
Ending balance at Dec. 31, 2022	(89,931)			(21,165)			(3,584,232)			15,496	3,679,832
Net loss	1,181,875										1,181,875
Other comprehensive income (loss)	10,143									10,143
Total comprehensive loss	1,192,018			0			0			10,143	1,181,875
Equity-settled share-based payment	(5,393)			(3)			(5,390)
Related party capital contribution	(25,565)						(25,565)
Ending balance at Dec. 31, 2023	(1,250,991)			(21,168)			(3,615,187)			25,639	4,861,707
Net loss	2,049,897										2,049,897
Other comprehensive income (loss)	37,513									37,513
Total comprehensive loss	2,087,410			0			0			37,513	2,049,897
Equity-settled share-based payment	(9,841)			(1)			(9,840)
Ending balance at Dec. 31, 2024	$ (3,328,560)			$ (21,169)			$ (3,625,027)			$ 63,152	$ 6,911,604